Intellectual Property (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Intellectual Property
Balance- beginning	$ 292,000	$ 265,127
Addition	79,493	33,645
Amortization	(6,870)	(6,772)
Balance - ending	$ 364,623	$ 292,000